Shareholders equity (Details 1) - Unlimited Class B Common Stock [Member]	12 Months Ended
Dec. 31, 2021 shares
Begining balance, share	15,218,750
Conversion of Class B shares	(14,655,547)
Founders' shares forfeited	(563,203)